UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Argonaut Capital Management Corp.

Address:  546 Fifth Avenue
          17th Floor
          New York, New York 10036

13F File Number: 028-14207

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        Lawrence Canzoneri
Title:       Chief Financial Officer
Phone:       212 752-5768


Signature, Place and Date of Signing:

/s/ Lawrence Canzoneri            New York, New York         November 5, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $435,290
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number    Name

1.       028- 14210              Argonaut Management, L.P.
2.       028- 14211              Argonaut Global Macro Fund, Ltd.
3.       028- 14738              Argonaut Capital, L.P.
4.       028- 14736              Argonaut Macro Partnership, L.P.

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                                           FORM 13F INFORMATION TABLE
                                               September 30, 2012


COLUMN 1                    COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6        COLUMN 7      COLUMN 8

                            TITLE                          VALUE    SHRS OR  SH/ PUT/  INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER              OF CLASS          CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION      MANAGERS    SOLE  SHARED NONE
--------------             ---------         ------      --------- -------- --------- -----------     ---------   ------ ------ ----

ALTRIA GROUP INC            COM               02209S103    1,561     46,751  SH        SHARED-DEFINED  1,3         46,751   0   0
AMAZON COM INC              COM               023135106    1,272      5,000  SH        SHARED-DEFINED  1,3          5,000   0   0
AMERICAN INTL GROUP INC     COM NEW           026874784      656     20,000  SH        SHARED-DEFINED  1,3         20,000   0   0
AMERICAN TOWER              COM               03027X100    1,319     18,479  SH        SHARED-DEFINED  1,3         18,479   0   0
APPLE INC                   COM               037833100    8,201     12,293  SH        SHARED-DEFINED  1,3         12,293   0   0
ANHEUSER BUSCH INBEV SA/NV  SPONSORED ADR     03524A108    1,272     14,803  SH        SHARED-DEFINED  1,3         14,803   0   0
BEAZER HOMES USA INC        COM               07556Q105      585    164,900  SH        SHARED-DEFINED  1,3        164,900   0   0
BLACKSTONE GROUP L P        COM UNIT LTD      09253U108    1,785    125,000  SH        SHARED-DEFINED  1,3        125,000   0   0
CAPITAL ONE FINL CORP       COM               14040H105      570     10,000  SH        SHARED-DEFINED  1,3         10,000   0   0
CHENIERE ENERGY INC         COM NEW           16411R208      777     50,000  SH        SHARED-DEFINED  1,3         50,000   0   0
CHEVRON CORP NEW            COM               166764100      583      5,000  SH        SHARED-DEFINED  1,3          5,000   0   0
COINSTAR INC                COM               19259P300      815     18,128  SH        SHARED-DEFINED  1,3         18,128   0   0
EQUINIX INC                 COM INC           29444U502      618      3,000  SH        SHARED-DEFINED  1,3          3,000   0   0
GOLAR LNG LTD BERMUDA       SHS               G9456A100      386     10,000  SH        SHARED-DEFINED  1,3         10,000   0   0
HESS CORP                   COM               42809H107      537     10,000  SH        SHARED-DEFINED  1,3         10,000   0   0
HOLLYFRONTIER CORP          COM               436106108    1,238     30,000  SH        SHARED-DEFINED  1,3         30,000   0   0
ISHARES TR                  RUSSELL 2000      464287655   39,012    467,544  SH        SHARED-DEFINED  1,2,3,4    467,544   0   0
ISHARES TR                  FTSE CHINA25 IDX  464287184   17,539    506,900      CALL  SHARED-DEFINED  1,2,3,4    506,900   0   0
JPMORGAN CHASE & CO         COM               46625H100      842     20,800  SH        SHARED-DEFINED  1,3         20,800   0   0
KB HOME                     COM               48666K109      558     38,900  SH        SHARED-DEFINED  1,3         38,900   0   0
LENNAR CORP                 CL A              526057104      334      9,600  SH        SHARED-DEFINED  1,3          9,600   0   0
MAGNUM HUNTER RES CORP DEL  COM               55973B102      133     30,000  SH        SHARED-DEFINED  1,3         30,000   0   0
PHILIP MORRIS INTL INC      COM               718172109    3,486     38,760  SH        SHARED-DEFINED  1,3         38,760   0   0
POWERSHARES QQQ TRUST       UNIT SER 1        73935A104   29,012    423,097  SH        SHARED-DEFINED  1,2,3,4    423,097   0   0
PULTE GROUP INC             COM               745867101      361     23,300  SH        SHARED-DEFINED  1,3         23,300   0   0
QUALCOMM INC                COM               747525103      937     15,000  SH        SHARED-DEFINED  1,3         15,000   0   0
RALPH LAUREN CORP           CL A              751212101    1,346      8,900  SH        SHARED-DEFINED  3            8,900   0   0
RYLAND GROUP INC            COM               783764103      489     16,300  SH        SHARED-DEFINED  1,3         16,300   0   0
SANDRIDGE PERMIAN TR        COM UNIT BEN INT  80007A102      489     24,531  SH        SHARED-DEFINED  1,3         24,531   0   0
SBA COMMUNICATIONS CORP     COM               78388J106    1,258     20,000  SH        SHARED-DEFINED  1,3         20,000   0   0
SPDR SERIES TRUST           S&P METALS MNG    78464A755    1,967     45,200  SH        SHARED-DEFINED  1,3         45,200   0   0
SPDR S&P 500 ETF TR         TR UNIT           78462F103    4,520     31,394  SH        SHARED-DEFINED  1,2,3,4     31,394   0   0
SPDR S&P 500 ETF TR         TR UNIT           78462F103  112,642    782,400      PUT   SHARED-DEFINED  1,2,3,4    782,400   0   0
SPDR S&P 500 ETF TR         TR UNIT           78462F103  194,705  1,352,400      CALL  SHARED-DEFINED  1,2,3,4  1,352,400   0   0
SPRINT NEXTEL CORP          COM SER 1         852061100    1,518    275,000  SH        SHARED-DEFINED  1,3        275,000   0   0
VALERO ENERGY CORP NEW      COM               91913Y100      887     28,000  SH        SHARED-DEFINED  1,3         28,000   0   0
WHOLE FOODS MKT INC         COM               966837106    1,080     11,090  SH        SHARED-DEFINED  1,3         11,090   0   0



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